Trade Receivables and Trade Payables (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Trade Receivables and Trade Payables [Line Items]
Trade payable	RM 46,953,622	$ 11,146,259	RM 21,459,409	RM 63,519,904	$ 14,192,806	RM 98,119,824	RM 32,301,365
Related Partie [Member]
Trade Receivables and Trade Payables [Line Items]
Trade payable				2,667
Related Party [Member]
Trade Receivables and Trade Payables [Line Items]
Trade payable				RM 2,667	$ 596		RM 826
Trade Receivables [Member] | Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	30 days	30 days		30 days	30 days	30 days
Trade Receivables [Member] | Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	90 days	90 days		90 days	90 days	90 days
Trade Payable [Member] | Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	7 days	7 days		7 days	7 days	7 days
Trade Payable [Member] | Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	90 days	90 days		90 days	90 days	90 days